Supplement Dated June 23, 2014
To The Prospectus Dated April 28, 2014

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective June 15, 2014, for the JNL/Ivy Asset Strategy Fund, please remove all references to Ryan F. Caldwell.

This Supplement is dated June 23, 2014.

CMX13254 06/14

Supplement Dated June 23, 2014
To The Statement of Additional Information
Dated April 28, 2014

JNL® Series Trust

Please note that all changes apply to your variable annuity and/or variable life product(s).

Effective June 15, 2014, for the JNL/Ivy Asset Strategy Fund, please remove all references to Ryan F. Caldwell.

On page 89, in the section entitled, "Additional Information Concerning the Trustees," the information provided for William J. Crowley, Jr. and Michelle Engler should be deleted in its entirety and replaced with the following:

William J. Crowley, Jr.  Mr. Crowley is the Chairperson of the Board beginning in January 2014. Mr. Crowley formerly served as Managing Partner (Baltimore Office) of Arthur Andersen, and currently serves on the board of Alpha Natural Resources. Mr. Crowley has a Bachelor of Arts and a Master's in Business Administration from Michigan State University.

The Board considered Mr. Crowley's accounting and financial experience, board experience with other companies, academic background, and his approximately seven years experience as Trustee of the Trust.

Michelle Engler.  Ms. Engler was the Chairperson of the Board from January 2011 through December 2013.  Ms. Engler is a practicing attorney.  Ms. Engler is a former director of Federal Home Loan Mortgage Corporation.  Ms. Engler received her Bachelor's degree in Government at the University of Texas and is a graduate of the University of Texas Law School.

The Board considered Ms. Engler's executive experience, board experience with a financial company, academic background, legal training and practice, and her approximately ten years experience as Trustee of the Trust, including three years as Chairperson of the Board.

This Supplement is dated June 23, 2014.

(To be used with V3180 04/14 and V3180PROXY 04/14.)

CMX13255 06/14